Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and contingencies
Commitments and contingencies
27	Commitments and contingencies
(a)	Litigation

In the ordinary course of the business, the Company is subject to periodic legal or administrative proceedings. As of December 31, 2024, the Company is not a party to any legal or administrative proceedings which will have a material adverse effect on the Company’s business, financial position, results of operations and cash flows.

(b)	Capital commitments

As of December 31, 2023 and 2024, the Company had no capital commitments.